Earnings per share	9 Months Ended
Jul. 31, 2021
Text Block [Abstract]
Earnings per share

17.	Earnings per share

	For the three months ended			For the nine months ended
($ millions)	July 31 2021	April 30 2021	July 31 2020	July 31 2021	July 31 2020
Basic earnings per common share
Net income attributable to common shareholders	$2,426	$2,289	$1,332	$6,980	$4,837
Weighted average number of common shares outstanding (millions)	1,215	1,213	1,211	1,213	1,212
Basic earnings per common share (1) (in dollars)	$2.00	$1.89	$1.10	$5.75	$3.99
Diluted earnings per common share
Net income attributable to common shareholders	$2,426	$2,289	$1,332	$6,980	$4,837
Dilutive impact of share-based payment options and others (2)	9	13	(43)	41	(13)
Net income attributable to common shareholders (diluted)	$2,435	$2,302	$1,289	$7,021	$4,824
Weighted average number of common shares outstanding (millions)	1,215	1,213	1,211	1,213	1,212
Dilutive impact of share-based payment options and others (2) (millions)	8	10	34	12	32
Weighted average number of diluted common shares outstanding (millions)	1,223	1,223	1,245	1,225	1,244
Diluted earnings per common share (1) (in dollars)	$1.99	$1.88	$1.04	$5.73	$3.88
(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.